SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF OPERATIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Interest expense									$ (553)	$ (561)	$ (554)
Other (expense) income, net									132	126	137
Income tax (expense) benefit									(389)	(341)	(300)
Equity in earnings of subsidiaries, net of income taxes									78	85	38
Net income/Earnings	$ 379	$ 622	$ 16	$ 353	$ 369	$ 248	$ 295	$ 437	$ 1,370	$ 1,349	$ 1,161
Basic earnings per common share (in dollars per share)	$ 1.51	$ 2.48	$ 0.06	$ 1.41	$ 1.48	$ 1.00	$ 1.19	$ 1.76	$ 5.48	$ 5.43	$ 4.72
Weighted-average number of shares outstanding for basic EPS	250,600	250,400	250,100	249,700	248,700	248,400	248,100	247,700	250,217	248,249	245,891
Earnings Per Share, Diluted	$ 1.51	$ 2.46	$ 0.06	$ 1.40	$ 1.47	$ 0.99	$ 1.17	$ 1.74	$ 5.46	$ 5.37	$ 4.63
Weighted-average common shares outstanding for diluted EPS	251,600	252,400	252,000	251,500	251,500	251,000	251,500	251,200	251,155	250,923	250,655
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Interest expense									$ (277)	$ (261)	$ (235)
Operation and maintenance									(81)	(66)	(78)
Other (expense) income, net									(2)	7	50
Income tax (expense) benefit									181	150	133
Loss before equity in earnings of subsidiaries									(179)	(170)	(130)
Equity in earnings of subsidiaries, net of income taxes									1,549	1,519	1,291
Net income/Earnings									$ 1,370	$ 1,349	$ 1,161
Basic earnings per common share (in dollars per share)									$ 5.48	$ 5.43	$ 4.72
Weighted-average number of shares outstanding for basic EPS									250,217	248,249	245,891
Earnings Per Share, Diluted									$ 5.46	$ 5.37	$ 4.63
Weighted-average common shares outstanding for diluted EPS									251,155	250,923	250,655